Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Compensation
24.
Share-based compensation

In 2021 the share option program was expanded to include more senior executives and other core Group personnel. The share-based awards are used to attract, incentivise and retain employees over the long-term by the management of the Group.

Share-based compensation expense

According to IFRS 2, this accelerates the recognition of compensation expenses resulting in a higher proportion of expenses being recognised in the early years of overall plan.

ADS Options

The fair value of ADS options at the date of grant is determined using the Black-Scholes model. The fair value determined at the grant date is expensed over the five year vesting period, based on the Group’s estimate of the number of ADS options that will eventually vest. Recipients of ADS options are entitled to receive dividends once ADS options vested and exercised.

The inputs into the Black-Scholes model are as follows:

	2023	2024	2025
Black-Scholes model inputs
Weighted average share price in USD	67.3	68.4	89.6
Expected volatility	42.4%	42.1%	38.2%
Risk-free rate	4.2%	4.3%	5.4%
Dividend yield	7.0%	7.0%	6.8%

Expected volatility is based on the historical share price volatility over the past 3 years.

The following table summarises the details of the ADS options outstanding:

	2024	2025
	(ADSs)	(ADSs)

Outstanding at the beginning of the period	2,202,438	1,598,230
Granted	142,970	497,790
Forfeited	—	(5,190)
Exercised	(747,178)	(771,756)
Expired	—	—

Outstanding at the end of the period	1,598,230	1,319,074

The following table represents Share-based compensation reserve outstanding:

Share-Based Compensation reserve

31 December 2023	34,810
ADS options accrued	16,963
ADS options exercised	(19,999)

31 December 2024	31,774
ADS options accrued	15,476
ADS options exercised	(19,312)

31 December 2025	27,938